Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss per Share

9.	Net Loss per Share

Net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period, excluding shares of Class B common stock as these shares do not participate in the earnings of the Company. For the three and six months ended June 30, 2023 and 2022, the Company’s basic and diluted net loss per share were the same because the Company generated a net loss for each period and potentially dilutive securities are excluded from diluted net loss per share as a result of their anti-dilutive impact. The Company’s basic net loss and diluted net loss per share was $0.40 and $2.06 for the three months ended June 30, 2023 and 2022, respectively. The Company’s basic net loss and diluted net loss per share was $0.98 and $2.14 for the six months ended June 30, 2023 and 2022, respectively.

7.	Net Loss per Share

Net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period, excluding shares of Class D common stock as these shares do not participate in the earnings of the Company. For the years ended December 31, 2022, and 2021, respectively, the Company’s basic and diluted net loss per share were the same because the Company generated a net loss for each period and potentially dilutive securities are excluded from diluted net loss per share as a result of their anti-dilutive impact. The Company’s basic net loss per share was $8.88 and $10.77 for the years ended December 31, 2022, and 2021, respectively. Potentially dilutive securities represented approximately 55.9 million (consisting of 45.7 million options and RSUs, 231 thousand warrants, and 10 million shares related to convertible debt) and 46.8 million options and RSUs for the years ended December 31, 2022, and 2021, respectively.